Grants and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
Grants and other liabilities as of December 31, 2019 and December 31, 2018 are as follows:

	Balance as of December 31,
	2019	2018
Grants	1,087,553	1,150,805
Other liabilities	554,199	507,321
Grant and other non-current liabilities	1,641,752	1,658,126